CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Provision for credit losses, Loan recognized | ¥	¥ 10,337		¥ 324,371
Provision for credit losses, Other receivables | ¥	¥ 26,541		¥ 30,251		¥ 20,980		¥ 51,666
Temporary Equity, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized (in shares)	1,720,000,000		1,000,000,000
Temporary Equity, Shares Issued (in shares)	1,151,221,338		400,524,323
Temporary Equity, Shares Outstanding (in shares)	1,151,221,338		400,524,323
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	8,280,000,000		9,000,000,000
Ordinary shares, shares issued (in shares)	1,410,826,415		1,186,854,720
Class A Ordinary Shares
Ordinary shares, shares issued (in shares)	1,370,016,554		1,146,044,859		1,071,621,698		846,857,596		846,807,530	839,850,038
Ordinary shares, shares outstanding (in shares)	1,370,016,554		1,146,044,859		1,071,621,698		846,857,596		846,807,530	839,850,038
Class B ordinary shares
Ordinary shares, shares issued (in shares)	40,809,861		40,809,861		40,809,861		40,809,861		40,809,861	40,809,861
Ordinary shares, shares outstanding (in shares)	40,809,861		40,809,861		40,809,861		40,809,861		40,809,861	40,809,861